UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     October 16, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $227,585 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAUSCH & LOMB INC              COM              071707103     8424   168046 SH       Sole                   168046        0        0
BLOCKBUSTER INC                CL A             093679108     7064  1839618 SH       Sole                  1839618        0        0
EASTMAN KODAK CO               COM              277461109     2198    98139 SH       Sole                    98139        0        0
GOLD KIST INC                  COM              380614107     5686   272863 SH       Sole                   272863        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     6666  1602313 SH       Sole                  1602313        0        0
IDT CORP                       CL B             448947309     9049   627561 SH       Sole                   627561        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208     7643   245583 SH       Sole                   245583        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    18919  4483266 SH       Sole                  4483266        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    28037  3461408 SH       Sole                  3461408        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     3109    72989 SH       Sole                    72989        0        0
MERCK & CO INC                 COM              589331107     4016    95840 SH       Sole                    95840        0        0
MIRANT CORP NEW                COM              60467r100    24941   913266 SH       Sole                   913266        0        0
MOVIE GALLERY INC              COM              624581104     7909  4035181 SH       Sole                  4035181        0        0
NTL INC DEL                    COM              62941w101     2627   103287 SH       Sole                   103287        0        0
SCOTTISH RE GROUP LIMITED      SHS              g73537410     3013   277194 SH       Sole                   277194        0        0
SEARS HLDGS CORP               COM              812350106    13238    83735 SH       Sole                    83735        0        0
U S G CORP                     COM NEW          903293405     6464   137406 SH       Sole                   137406        0        0
VERIZON COMMUNICATIONS         COM              92343v104    19286   519424 SH       Sole                   519424        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    49296   837512 SH       Sole                   837512        0        0